Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Significant Accounting Policies [Line Items]
Non-current deferred income taxes	$ 571,039,000	$ 214,546,000
Sales level from major customers	3.00%
Divestiture
Significant Accounting Policies [Line Items]
Gain on Divestiture	$ 30,000,000
Building
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	40
Land Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	15
Machinery and Equipment
Significant Accounting Policies [Line Items]
Estimated useful lives, lower limit (in years)	7
Estimated useful lives, upper limit (in years)	10
Vehicles and Office Equipment
Significant Accounting Policies [Line Items]
Estimated useful lives, lower limit (in years)	3
Estimated useful lives, upper limit (in years)	8
Industrial
Significant Accounting Policies [Line Items]
Number of countries that the Industrial International operations provide Parker products and services to	45